FINANCIAL ASSETS AND LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Carrying Value and Fair Value of Financial Instruments
The carrying value and estimated fair value of our financial instruments at June 30, 2019 and December 31, 2018 are as follows:

	2019	2019	2018	2018
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	97,937	97,937	305,352	305,352
Restricted cash	65,320	65,320	67,252	67,252
Marketable securities	10,009	10,009	12,033	12,033
Investments in equity securities	10,000	10,000	—	—
Derivative assets	2,780	2,780	9,449	9,449
Liabilities
Long term debt - floating	1,155,547	1,155,547	1,185,294	1,185,294
Short term debt - convertible bond	—	—	167,359	167,382
Derivative liabilities	10,293	10,293	1,294	1,294

Fair Value Hierarchy of Financial Instruments
The fair value hierarchy of our financial instruments at June 30, 2019 is as follows:

(in thousands of $)	2019 Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	97,937	97,937	—	—
Restricted cash	65,320	65,320	—	—
Marketable securities	10,009	10,009	—	—
Investments in equity securities	10,000	—	—	10,000
Derivative assets	2,780	—	2,780	—
Liabilities
Long term debt - floating	1,155,547	—	1,155,547	—
Derivative liabilities	10,293	—	10,293	—

The fair value hierarchy of our financial instruments at December 31, 2018 is as follows:

(in thousands of $)	2018 Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	305,352	305,352	—	—
Restricted cash	67,252	67,252	—	—
Marketable securities	12,033	12,033	—	—
Derivative assets	9,449	—	9,449	—
Liabilities
Long term debt - floating	1,185,294	—	1,185,294	—
Short term debt - convertible bond	167,359	—	167,359	—
Derivative liabilities	1,294	—	1,294	—